Consolidated Statements of Operations and Comprehensive Loss - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 28, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2022
Successor
Income Statement [Line Items]
Net revenues
Operating expenses:
Impairment of goodwill		149,369
General and administrative:
Product research and development			413,532
Consulting (includes $175,000 in stock-based compensation for the period November 29, 2022 to June 30, 2023)		216,095	175,439
Legal and accounting		259,808	372,581
Wages and benefits
Bad debts
All other		24,465	52,001
Total operating expenses		649,737	1,013,553
Operating loss		(649,737)	(1,013,553)
Other income (expense):
Interest expense, net		(22)
Other income		2,008	(3,837)
Total other income (expense)		1,986	(3,837)
Loss before provision for income taxes		(647,751)	(1,017,390)
Provision (benefit) for income taxes
Net loss		(647,751)	(1,017,390)
Other Comprehensive Income (Loss):
Currency translation adjustment		(183)	826
Comprehensive loss		$ (647,934)	$ (1,016,564)
Weighted average shares outstanding:
Basic (in Shares)		12,225,350	13,601,052
Diluted (in Shares)		12,225,350	13,601,052
Weighted average net loss per share:
Basic (in Dollars per share)		$ (0.05)	$ (0.07)
Diluted (in Dollars per share)		$ (0.05)	$ (0.07)
Predecessor
Income Statement [Line Items]
Net revenues	$ 4,869			$ 29,925
Operating expenses:
Impairment of goodwill
General and administrative:
Product research and development
Consulting (includes $175,000 in stock-based compensation for the period November 29, 2022 to June 30, 2023)
Legal and accounting	3,483			7,207
Wages and benefits	1,353			45,983
Bad debts	1,240			1,340
All other	1,068			8,984
Total operating expenses	7,144			63,514
Operating loss	(2,275)			(33,589)
Other income (expense):
Interest expense, net	(37)			(107)
Other income				4,187
Total other income (expense)	(37)			4,080
Loss before provision for income taxes	(2,312)			(29,509)
Provision (benefit) for income taxes
Net loss	(2,312)			(29,509)
Other Comprehensive Income (Loss):
Currency translation adjustment	115			364
Comprehensive loss	$ (2,197)			$ (29,145)
Weighted average shares outstanding:
Basic (in Shares)
Diluted (in Shares)
Weighted average net loss per share:
Basic (in Dollars per share)
Diluted (in Dollars per share)
Capital Shares | Successor
Weighted average shares outstanding:
Basic (in Shares)
Diluted (in Shares)
Weighted average net loss per share:
Basic (in Dollars per share)
Diluted (in Dollars per share)
Capital Shares | Predecessor
Weighted average shares outstanding:
Basic (in Shares)	800			800
Diluted (in Shares)	800			800
Weighted average net loss per share:
Basic (in Dollars per share)	$ (2.89)			$ (36.89)
Diluted (in Dollars per share)	$ (2.89)			$ (36.89)